Income Tax	12 Months Ended
Dec. 31, 2021
Major components of tax expense (income) [abstract]
Income Tax

19.       Income Tax

Under the laws of the countries of the vessel owning companies’ incorporation and / or vessels’ registration, vessel owning companies are not subject to tax on international shipping income; however, they are subject to registration and tonnage taxes, which are included in vessel operating expenses in the accompanying consolidated statements of loss.

Greek Authorities Tax

                        In January 2013, the tax Law 4110/2013 amended the provisions of art. 26 of Law 27/1975 by imposing a fixed annual tonnage tax on vessels flying a foreign (i.e., non-Greek) flag which are managed by a Law 89/67 company, establishing an identical tonnage tax regime as the one already in force for vessels flying the Greek flag. This tax varies depending on the size of the vessel, calculated in gross registered tonnage, as well as on the age of each vessel. Payment of this tonnage tax satisfies all income tax obligations of both the ship-owning company and of all its shareholders up to the ultimate beneficial owners. Any tax payable to the state of the flag of each vessel as a result of its registration with a foreign flag registry (including the Marshall Islands) is subtracted from the amount of tonnage tax due to the Greek tax authorities. As at December 31, 2021, 2020 and 2019, the tax expense under the law amounted to $185, $130 and $116, respectively and is included in administrative expenses in the consolidated statements of comprehensive income/(loss).

U.S. Federal Income Tax

Globus is a foreign corporation with wholly owned subsidiaries that are foreign corporations, which derive income from the international operation of a ship or ships that may earn United States (“U.S”) source shipping income for U.S. federal income tax purposes.

Globus believes that under § 883 of the Internal Revenue Code, it’s income and the income of its ship-owning subsidiaries, to the extent derived from the international operation of a ship or ships, were exempt from U.S. federal income tax in 2021.

The following is a summary, discussing the application of the U.S. federal income tax laws to the Company relating to income derived from the international operation of a ship or ships. The discussion and its conclusion are based upon existing U.S. federal income tax law, including the Internal Revenue Code (the “Code”) and final U.S. Treasury Regulations (the “Regs”) as currently in effect, all of which are subject to change, possibly with retroactive effect.

In general, under § 883, certain non-U.S. corporations are not subject to U.S. federal income tax on their U.S. source income derived from the international operation of a ship or ships (“gross transportation income”). Absent § 883 or a tax treaty exemption, such income generally would be subject to a 4% gross basis tax, or in certain cases, to a net income tax plus a 30% branch profits tax.

For this purpose, U.S. source gross transportation income includes 50% of the shipping income that is attributable to transportation that begins or ends (but that does not both begin and end) in the United States.

Shipping income attributable to transportation exclusively between non-U.S. ports is generally not subject to any U.S. Federal income tax. “Shipping income” generally means income that is derived from:

(a) the use of vessels;

(b) the hiring or leasing of vessels for use on a time, operating or bareboat charter basis;

(c) the participation in a pool, partnership, strategic alliance, joint operating agreement or other joint venture it directly or indirectly owns or participates in that generates such income; or

(d) the performance of services directly related to those uses.

The Regs provide that a foreign corporation will qualify for the benefits of § 883 if, in relevant part, the foreign country in which the foreign corporation is organized grants an equivalent exemption to corporations organized in the U.S. and the foreign corporation meets either the qualified shareholder test or the publicly traded test described below.

19.       Income Tax (continued)

Qualified Shareholder Test

A foreign corporation having more than 50 percent of the value of its outstanding shares owned, directly or indirectly by application of specific attribution rules, for at least half of the number of days in the foreign corporation's taxable year by one or more qualified shareholders will meet the qualified shareholder test. In part, an individual who is a shareholder will be considered a qualified shareholder if he or she is a resident of a qualified foreign country (which means for this purpose that he or she is fully liable to tax in such country, and maintains a tax home in such country for 183 days or more in the taxable year, or certain other rules apply) and does not own his or her interest in the foreign corporation through bearer shares (except for bearer shares held in a dematerialized or immobilized book entry system), either directly or indirectly by application of the attribution rules. In addition, in order to meet the qualified shareholder test, a foreign corporation will need to obtain certifications from its qualified shareholders (including from intermediary entities) substantiating their stock ownership.

Publicly Traded Test

The Publicly Traded Test requires that one or more classes of equity representing more than 50% of the voting power and value in a non-United States corporation be “primarily and regularly traded” on an established securities market either in the United States or in a foreign country that grants an equivalent exemption. Among others, § 883 provides, in relevant part, that the shares of a non-United States corporation will be considered to be “primarily traded” on an established securities market in a country if the number of shares of each class of shares that are traded during any taxable year on all established securities markets in that country exceeds the number of shares in each such class that are traded during that year on established securities markets in any other single country.

Notwithstanding the foregoing, § 883 provides, in relevant part, that a class of shares will not be considered to be “regularly traded” on an established securities market for any taxable year in which 50% or more of the vote and value of the outstanding shares of such class are owned, actually or constructively under specified share attribution rules, on more than half the days during the taxable year by persons who each own 5% or more of the vote and value of such class of outstanding shares which is referred as the 5 Percent Override Rule.

In the event that the 5 Percent Override Rule is triggered, § 883 provides that such rule will not apply if the Company can establish that within the group of 5% shareholders, there are sufficient qualified shareholders within the meaning of § 883 to preclude non-qualified shareholders in such group from owning 50% or more of the total value of the Company’s common shares for more than half the number of days during the taxable year.

For the years ended December 31, 2021 and 2019, Globus and its wholly owned subsidiaries deriving income from the operation of international ships were organized in foreign countries that grant equivalent exemptions to corporations organized in the U.S. Globus’s common shares, representing more than 50% of the voting power and value in Globus, were primarily and regularly traded on the Nasdaq Capital Market, which is an established securities market. Although Globus’s ship-owning and operating subsidiaries were not publicly traded, they should have qualified for the qualified shareholder test by virtue of their ownership by Globus. Accordingly, all of Globus’ and its ship-owning or operating subsidiaries that relied on § 883 for exempting U.S. source income from the international operation of ships should not have been subject to U.S. federal income tax for the years ended December 31, 2021 and 2019. It was not clear whether Globus was able to rely on the § 883 exemption for the year ended December, 2020. Nevertheless, because Globus and its subsidiaries earned no U.S. source gross transportation income (because none of Globus’s vessels made a voyage to or from the United States in 2020) neither the U.S. 4% gross basis tax nor the net income tax should be owed for 2020.

Under the laws of the Republic of Malta, the country of incorporation of one of the Company’s vessel-owning company’s, this vessel-owning company is not liable for any income tax on its income derived from shipping operations. The Republic of Malta is a country that has an income tax treaty with the United States. Accordingly, income earned by vessel-owning companies organized under the laws of the Republic of Malta may qualify for a treaty-based exemption. Specifically, under Article 8 (Shipping and Air Transport) of the treaty sets out the relevant rule to the effect that profits of an enterprise of a Contracting State from the operation of ships in international traffic shall be taxable only in that State.